Others - Financial instruments, schedule of contractual undiscounted cash flows of non-derivative financial liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Less than 1 year | Financial liabilities at fair value through profit or loss
Financial instruments
Non-derivative financial liabilities	$ 158	$ 0
Less than 1 year | Other payables (including related parties)
Financial instruments
Non-derivative financial liabilities	13,337	11,702
Less than 1 year | Lease liabilities (including current portion)
Financial instruments
Non-derivative financial liabilities	472	409
Between 1-5 years | Financial liabilities at fair value through profit or loss
Financial instruments
Non-derivative financial liabilities	757	1,793
Between 1-5 years | Other payables (including related parties)
Financial instruments
Non-derivative financial liabilities	0	0
Between 1-5 years | Lease liabilities (including current portion)
Financial instruments
Non-derivative financial liabilities	266	109
Over 5 years | Financial liabilities at fair value through profit or loss
Financial instruments
Non-derivative financial liabilities	0	0
Over 5 years | Other payables (including related parties)
Financial instruments
Non-derivative financial liabilities	0	0
Over 5 years | Lease liabilities (including current portion)
Financial instruments
Non-derivative financial liabilities	$ 0	$ 0